Unaudited condensed consolidated statement of changes in shareholders' equity - USD ($)	Share capital	Additional paid-in capital	Treasury Shares	Other Reserves	Retained Earnings	Total
Beginning Balance at Dec. 31, 2022	$ 32,890	$ 280,424,849	$ (4,583,929)	$ (28,606)	$ 146,398,057	$ 422,243,261
Beginning Balance (in shares) at Dec. 31, 2022	32,194,108
Profit for the period					104,541,409	104,541,409
Capital distribution		(91,753,208)				(91,753,208)
Ending Balance at Jun. 30, 2023	$ 32,890	188,671,641	(4,583,929)	(28,606)	250,939,466	435,031,462
Ending Balance (in shares) at Jun. 30, 2023	32,194,108
Beginning Balance at Dec. 31, 2023	$ 32,890	121,064,014	(4,583,929)	(29,908)	291,649,081	408,132,148
Beginning Balance (in shares) at Dec. 31, 2023	32,194,108
Profit for the period					81,122,288	81,122,288
Capital distribution		(56,661,629)				(56,661,629)
Ending Balance at Jun. 30, 2024	$ 32,890	$ 64,402,385	$ (4,583,929)	$ (29,908)	$ 372,771,369	$ 432,592,807
Ending Balance (in shares) at Jun. 30, 2024	32,194,108